Consolidated Balance Sheets - CAD ($) $ in Thousands	Oct. 31, 2025	Oct. 31, 2024
Assets
Cash (note 4)	$ 581,710	$ 225,254
Securities (note 5)	80,923	299,300
Credit assets, net of allowance for credit losses (note 6)	5,066,378	4,236,116
Property and equipment (note 7)	23,936	23,885
Goodwill (note 8)	12,301	12,301
Intangible assets (note 9)	10,560	12,054
Other assets (note 10)	32,667	29,574
Assets	5,808,475	4,838,484
Liabilities and Shareholders' Equity
Deposits (note 11)	4,860,863	4,144,673
Subordinated notes payable (note 12)	103,516	102,503
Other liabilities (note 13)	311,423	192,105
Liabilities	5,275,802	4,439,281
Shareholders' equity:
Share capital (note 14)	325,910	215,610
Contributed surplus	2,473	2,485
Retained earnings	203,728	181,238
Accumulated other comprehensive income	562	(130)
Equity	532,673	399,203
Equity and liabilities	$ 5,808,475	$ 4,838,484